Earnings Per Share (Details)	Sep. 24, 2018 shares	Sep. 19, 2018	Sep. 30, 2018 shares	Sep. 18, 2018 shares
Subsidiary, Sale of Stock [Line Items]
Stock split ratio		2,932,900
IPO, excluding Underwriters' Option
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	62,900,000
Underwriters' Option
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	9,435,000
Elanco | Lilly
Subsidiary, Sale of Stock [Line Items]
Common shares outstanding			293,290,000	100